Expense Example	Dec. 22, 2025 USD ($)
T. Rowe Price Global Value Equity Fund - Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	1,233
T. Rowe Price Global Value Equity Fund - I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	451
Expense Example, with Redemption, 10 Years	1,056
Institutional Emerging Markets Equity Fund [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	$ 1,225